Segment information (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr) segment	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Segments
Number of segments | segment	1
Collaborative research funding	SFr 29,972	SFr 404,102	SFr 1,612,953
Fair value of services received at zero cost from Neurosterix Group	141,018
Other service income	1,870	5,940	4,235
Revenue and other operating income	172,860	410,042	1,617,188
Long-lived assets	4,684,148	7,136,940
Operating costs	2,987,458	3,165,275	3,860,155	[1]
Capital expenditure	0	1,273	6,842
Switzerland
Segments
Long-lived assets	4,683,813	7,136,602
Operating costs	2,974,125	3,129,444	3,844,670
United States of America
Segments
Operating costs	8,942	31,276	11,117
France
Segments
Long-lived assets	335	338
Operating costs	4,391	4,555	4,368
Indivior PLC
Segments
Revenue and other operating income	29,972	404,102	1,612,953
Neurosterix Group
Segments
Revenue and other operating income	141,018
Other counterparties
Segments
Revenue and other operating income	SFr 1,870	SFr 5,940	SFr 4,235

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented